Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
10.	Accounts payable and accrued liabilities

The components of accounts payable and accrued liabilities are as follows:

	December 31, 2022	December 31, 2021
Accounts payable	$5,959	$7,067
Other accrued liabilities	7,957	2,502
Total accounts payable and accrued liabilities	$13,916	$9,569